SUBSEQUENT EVENTS (Details) - Subsequent event [Member] $ / shares in Units, $ in Millions	1 Months Ended
Apr. 19, 2017 USD ($) $ / shares
SUBSEQUENT EVENTS [Line Items]
Special cash dividend declared | $ / shares	$ 1.50
Dividends record date	May 31, 2017
Dividends payable, current | $	$ 90.4